Accounts Receivable, net	12 Months Ended
Dec. 31, 2014
Accounts Receivable, net
Accounts Receivable, net

6.Accounts Receivable, net

The following summarized the Group’s accounts receivable, net as of December 31, 2013 and 2014:

	As of December 31,
	2013	2014
	RMB	RMB

Accounts receivable	33,987	38,875
Less: Allowance for doubtful accounts	—	(1,130)
Accounts receivable, net	33,987	37,745

The following summarized the changes in allowance for doubtful accounts:

	2013	2014
	RMB	RMB

Balance as of January 1	110	—
Provision of bad debt	—	2,364
Write-off of bad debt	(110)	(1,234)
Balance as of December 31	—	1,130